Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property and equipment, net
Total cost	¥ 863,699	¥ 859,289
Less: accumulated depreciation	(503,399)	(420,274)
Property and equipment, net	360,300	439,015		$ 52,239
Depreciation expenses	87,473	92,609	¥ 84,003
Leasehold improvements
Property and equipment, net
Total cost	443,695	452,030
Equipment, fixtures and furniture, and other fixed assets
Property and equipment, net
Total cost	¥ 420,004	¥ 407,259